STOCK-BASED COMPENSATION Restricted Stock Units (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Restricted Stock Units Additional Disclosures
Fair value of units vested		$ 1,200,000
Restricted Stock Units (RSUs)
Restricted Stock Units Activity
Unvested Units		468,375
Granted		12,394
Vested	0	(67,135)
Unvested Units	468,375	413,634
Aggregate Intrinsic Value of Unvested Units		7,090,000
Weighted Average Remaining Vesting period		35 months 28 days
Weighted Average Grant Date Fair Value Per Unit
Unvested Units (dollars per share)	$ 17.12	$ 17.32
Granted (dollars per share)		$ 16.74
Vested (dollars per share)		$ 18.36
Unvested Units (dollars per share)	$ 17.32	$ 17.14
Restricted Stock Units Additional Disclosures
Forfeited Units		0
Time-Based Units
Restricted Stock Units Activity
Unvested Units		97,643
Granted		928
Vested		0
Unvested Units		98,571
Aggregate Intrinsic Value of Unvested Units		1,700,000
Weighted Average Remaining Vesting period		46 months 15 days
FFO Units
Restricted Stock Units Activity
Unvested Units		97,639
Granted		927
Vested		0
Unvested Units		98,566
Aggregate Intrinsic Value of Unvested Units		1,700,000
Weighted Average Remaining Vesting period		36 months
FFO Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		0.00%
FFO Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		200.00%
TSR Units
Restricted Stock Units Activity
Unvested Units		97,642
Granted		927
Vested		0
Unvested Units		98,569
Aggregate Intrinsic Value of Unvested Units		1,635,000
Weighted Average Remaining Vesting period		36 months
TSR Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		0.00%
TSR Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		150.00%
Carry-Over Units
Restricted Stock Units Activity
Unvested Units		74,717
Granted		0
Vested		(31,144)
Unvested Units		43,573
Aggregate Intrinsic Value of Unvested Units		771,000
Weighted Average Remaining Vesting period		19 months 10 days
Make-Whole Units
Restricted Stock Units Activity
Unvested Units		86,878
Granted		0
Vested		(21,719)
Unvested Units		65,159
Aggregate Intrinsic Value of Unvested Units		1,124,000
Weighted Average Remaining Vesting period		34 months 15 days
Initial Board Award
Restricted Stock Units Activity
Unvested Units		8,752
Granted		0
Vested		(4,368)
Unvested Units		4,384
Aggregate Intrinsic Value of Unvested Units		80,000
Weighted Average Remaining Vesting period		11 months 13 days
Annual Board Award
Restricted Stock Units Activity
Unvested Units		5,104
Granted		9,612
Vested		(9,904)
Unvested Units		4,812
Aggregate Intrinsic Value of Unvested Units		$ 80,000
Weighted Average Remaining Vesting period		5 months 13 days
Performance Incentive Plan of 2009 | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		3 years
Performance Incentive Plan of 2009 | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		5 years